UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock Global Dividend Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2018 (Unaudited)	BlackRock Global Dividend Portfolio

Security	Shares	Value
Common Stocks — 99.8%

Australia — 5.4%
Amcor Ltd.	6,905,946	$71,165,376
Ansell Ltd.	1,687,447	32,969,171
Sonic Healthcare Ltd.	2,254,366	39,970,317

		144,104,864
Belgium — 1.8%
Anheuser-Busch InBev SA	195,006	19,370,629
bpost SA	1,317,757	28,914,302

		48,284,931
Canada — 6.4%
Rogers Communications, Inc., Class B	1,753,538	82,777,319
TELUS Corp.	2,470,061	88,398,538

		171,175,857
China — 1.2%
ANTA Sports Products Ltd.	5,323,000	30,374,070

Denmark — 1.1%
Novo Nordisk A/S, Class B	611,103	28,738,920

Finland — 2.0%
Kone Oyj, Class B	1,060,703	52,680,179

France — 3.1%
Sanofi	1,054,328	83,357,497

Germany — 2.9%
Deutsche Post AG, Registered Shares	1,787,928	77,603,917

India — 1.2%
Hero MotoCorp Ltd.	552,697	30,816,805

Japan — 2.2%
Japan Tobacco, Inc.	2,169,600	58,321,457

Netherlands — 1.3%
Heineken NV	332,556	35,009,918

Singapore — 3.4%
DBS Group Holdings Ltd.	2,159,700	49,828,787
United Overseas Bank Ltd.	1,812,700	41,047,196

		90,875,983
Sweden — 1.3%
Svenska Handelsbanken AB, A Shares	2,964,671	33,062,793

Switzerland — 9.6%
Givaudan SA, Registered Shares	18,928	42,134,665
Nestlé SA, Registered Shares	928,584	71,937,489
Novartis AG, Registered Shares	1,066,461	82,090,107
Roche Holding AG	124,970	27,766,768
SGS SA, Registered Shares	13,071	31,744,867

		255,673,896
Taiwan — 2.5%
Far EasTone Telecommunications Co. Ltd.	7,648,500	20,235,848
Taiwan Semiconductor Manufacturing Co. Ltd.	5,907,000	44,995,642

		65,231,490
United Kingdom — 15.9%
AstraZeneca PLC	778,056	54,466,116
British American Tobacco PLC	1,869,546	102,540,602
Diageo PLC	1,319,135	47,060,036
GlaxoSmithKline PLC	2,607,504	52,299,479
Imperial Brands PLC	2,563,019	91,704,507
Unilever PLC	1,341,127	75,227,061

		423,297,801
United States — 38.5%
3M Co.	166,790	32,422,308
AbbVie, Inc.	313,933	30,310,231
Altria Group, Inc.	1,736,925	97,458,862

Security	Shares	Value
United States (continued)
Cisco Systems, Inc.	1,796,221	$79,554,628
Citizens Financial Group, Inc.	541,556	22,469,159
Coca-Cola Co.	1,491,616	64,452,727
Genuine Parts Co.	798,464	70,520,341
International Paper Co.	937,886	48,357,402
Johnson & Johnson	797,162	100,833,021
M&T Bank Corp.	226,718	41,323,890
Medtronic PLC	463,486	37,139,133
Microsoft Corp.	304,392	28,466,740
PepsiCo, Inc.	564,097	56,939,951
Pfizer, Inc.	1,081,326	39,587,345
Philip Morris International, Inc.	781,074	64,048,068
Procter & Gamble Co.	669,830	48,455,502
U.S. Bancorp	820,067	41,372,380
United Parcel Service, Inc., Class B	257,792	29,259,392
United Technologies Corp.	450,958	54,182,604
Wells Fargo & Co.	722,841	37,558,818

		1,024,712,502
Total Long-Term Investments — 99.8% (Cost: $2,282,714,231)		2,653,322,880

Total Investments — 99.8% (Cost: $2,282,714,231)		2,653,322,880
Other Assets Less Liabilities — 0.2%		6,579,643

Net Assets — 100.0%		$2,659,902,523

SCHEDULE OF INVESTMENTS:	1

Schedule of Investments (continued) April 30, 2018 (Unaudited)	BlackRock Global Dividend Portfolio

During the period ended April 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	94,819,176	(94,819,176)	—	—	$209,801	$69	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	7,208	—	—

				—	$217,009	$69	—

(a)	Includes net capital gain distributions.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Australia	$—	$144,104,864	$—	$144,104,864
Belgium	28,914,302	19,370,629	—	48,284,931
Canada	171,175,857	—	—	171,175,857
China	—	30,374,070	—	30,374,070
Denmark	—	28,738,920	—	28,738,920
Finland	—	52,680,179	—	52,680,179
France	—	83,357,497	—	83,357,497
Germany	—	77,603,917	—	77,603,917
India	—	30,816,805	—	30,816,805
Japan	—	58,321,457	—	58,321,457
Netherlands	—	35,009,918	—	35,009,918
Singapore	—	90,875,983	—	90,875,983
Sweden	—	33,062,793	—	33,062,793
Switzerland	—	255,673,896	—	255,673,896
Taiwan	—	65,231,490	—	65,231,490
United Kingdom	—	423,297,801	—	423,297,801
United States	1,024,712,502	—	—	1,024,712,502

	$1,224,802,661	$1,428,520,219	—	$2,653,322,880

During the period ended April 30, 2018, there were no transfers between levels.

2	2018

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: June 18, 2018